Basis of Presentation and General Information and Recent Accounting Pronouncements - textual (Details)	6 Months Ended
Jun. 30, 2021
Basis of Presentation and General Information and Recent Accounting Pronouncements [Abstract]
Entity Incorporation, Date of Incorporation	Mar. 08, 1999
Diana Wilhelmsen Management Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%